Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	₩ 27,040	₩ 442,700	₩ 1,004,704
Finance lease assets [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets presented as property, plant and equipment		704,458
POSCO SS-VINA Co., Ltd [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		204,546
CEM And Fe-Si factories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		₩ 205,396